Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Goodwill

Note 17 - Goodwill

Goodwill reflects the excess of the purchase price of Smart Pill, GILA and Bravo pH monitoring business acquired in December 2012, April 2010 and December 2008 , respectively, over the fair value of net assets (see note 16) and the excess of the cash invested over the fair value of the Company's share in the net assets of its subsidiary in Japan.

Based on the annual impairment tests performed relating to the goodwill in the Japanese subsidiary, the Company recorded impairment losses of $20 in 2010, as a result of ongoing operating losses. The Company recognized the impairment losses as part of the Operating expenses - other. All the goodwill related to the Japanese subsidiary has been written off.

The Company has set its annual impairment testing date for Smart Pill, GILA and for Bravo operations at December 31 of each year and no impairment charge was recognized.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Balance as of January 1
Goodwill	$24,089	$24,998
Accumulated impairment losses	-	(909)
	24,089	24,089
Goodwill acquired during the year	2,853	-
Impairment loss	-	-
Balance as of December 31
Goodwill	26,942	24,998
Accumulated impairment losses	-	(909)

	$26,942	$24,089